4. Intangible Assets (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 5,496	$ 6,889
2017	7,359	6,919
2018	7,359	6,919
2019	7,359	6,919
2020	7,359	6,938
2021 and Thereafter	87,992	48,590
Total	$ 87,992	$ 83,174	$ 46,419